RESTRICTED NET ASSETS OR PARENT COMPANY ONLY CONDENSED FINANCIAL INFORMATION	12 Months Ended
Dec. 31, 2021
RESTRICTED NET ASSETS OR PARENT COMPANY ONLY CONDENSED FINANCIAL INFORMATION
RESTRICTED NET ASSETS OR PARENT COMPANY ONLY CONDENSED FINANCIAL INFORMATION

NOTE 15 – RESTRICTED NET ASSETS OR PARENT COMPANY ONLY CONDENSED FINANCIAL INFORMATION

As of December 31, 2021, the Company’s major operations are conducted through its PRC subsidiary and VIE, which can only pay dividends out of their retained earnings determined in accordance with the accounting standards and regulations in the PRC and after they have met the PRC requirements for appropriation to statutory reserve. In addition, a majority of the Company’s businesses and assets are denominated in RMB, which is not freely convertible into foreign currencies. All foreign exchange transactions take place either through the People’s Bank of China or other banks authorized to buy and sell foreign currencies at the exchange rates quoted by the People’s Bank of China. Approval of foreign currency payments by the People’s Bank of China or other regulatory institutions requires submitting a payment application form together with suppliers’ invoices, shipping documents, and signed contracts. These currency exchange control procedures imposed by the PRC government authorities may restrict the ability of the Company’s PRC subsidiary to transfer their net assets to MDJM LTD (the “Parent Company”) through loans, advances, or cash dividends.

Schedule I of Article 5-04 of Regulation S-X requires the condensed financial information of the Parent Company to be filed when the restricted net assets of consolidated subsidiaries exceed 25 percent of consolidated net assets as of the end of the most recently completed fiscal year. For purposes of this test, restricted net assets of consolidated subsidiaries shall mean that amount of the registrant’s proportionate share of net assets of its consolidated subsidiaries (after intercompany eliminations) which as of the end of the most recent fiscal year may not be transferred to the Parent Company in the form of loans, advances or cash dividends without the consent of a third party. The restricted net assets of the Company’s PRC subsidiary amounted to approximately $2,993,761 and $5,008,022 as of December 31, 2021 and 2020, respectively.

The Company’s PRC subsidiary’ net assets as of December 31, 2021 and 2020 exceeded 25% of the Company’s consolidated net assets. Accordingly, Parent Company’s condensed financial statements have been prepared in accordance with Rule 5-04 and Rule 12-04 of SEC Regulation S-X and are as follows.

	2021	2020
Assets
Cash	$1,743,412	$4,976,511
Prepaid expense	3,881	2,258
Current Assets	1,747,293	4,978,769

Due from subsidiaries - outside of PRC	3,171,035	—
Investment is subsidiaries - in PRC	2,932,508	5,140,775
Total Assets	$7,850,836	$10,119,544

Liabilities and Equity
Current liabilities	$—	$—
Due to subsidiaries	886,515	830,236
Total Liabilities	886,515	830,236

Ordinary shares: 50,000,000 shares authorized, par value: $0.001 per share, 11,675,216 and 11,675,216 shares issued and outstanding as of December 31, 2021 and 2020, respectively	11,675	11,675
Additional paid in capital	6,845,394	6,845,394
Statutory reserve	327,140	327,140
Retained earnings (deficit)	(282,791)	2,142,657
Accumulated other comprehensive loss	62,903	(37,558)
Total MDJM Ltd stockholders’ equity	6,964,321	9,289,308
Total Liabilities and Equity	$7,850,836	$10,119,544

MDJM LTD

CONDENSED STATEMENTS OF OPERATIONS (UNAUDITED)

For the Years Ended December 31,

	2021	2020	2019

Revenue	$—	$—	$—
Share of profit (loss) in subsidiaries	(2,245,718)	258,039	453,106
Other general and administrative expenses	(123,572)	(73,421)	(101,948)
Income (Loss) from Operations	(2,369,290)	184,618	351,158
Interest income	6,852	55,125	26,719
Net Income (Loss)	(2,362,438)	239,743	377,877
Other comprehensive income (loss):
Foreign currency translation adjustments	100,461	242,787	(50,758)
Comprehensive Income (Loss)	$(2,261,977)	$482,530	$327,119

MDJM LIMITED

STATEMENTS OF CASH FLOWS (UNAUDITED)

For the Year Ended December 31,

	2021	2020	2019
Net cash used in operating activities	$(118,343)	$(19,572)	$(76,211)
Net cash (used in) provided by investing activities	(3,114,756)	(110,498)	(624,440)
Net cash provided by financing activities	—	110,747	70,406
Net (decrease) increase in cash and cash equivalents	(3,233,099)	(19,323)	(630,245)
Cash and cash equivalents - beginning of the period	4,976,511	4,995,834	5,626,079
Cash and cash equivalents - end of the period	$1,743,412	$4,976,511	$4,995,834

Base of Preparation

The condensed financial information of the Parent Company has been prepared using the same accounting policies as set out in the accompanying consolidated financial statements. Certain information and footnote disclosures normally included in financial statements prepared in conformity with U.S. GAAP have been condensed or omitted. The Parent Company only financial information has been derived from the Group’s consolidated financial statements and should be read in conjunction with the Group’s consolidated financial statements.

The Company records its investment in its subsidiary under the equity method of accounting as prescribed in ASC 323-10 Investment-Equity Method and Joint Ventures. Such investments are presented on the balance sheets as “Investments in subsidiaries” and share of the subsidiaries’ profit or loss are shown as “Share of profit in subsidiaries” on the statements of operation.

Due from (to) subsidiaries

Due from (to) subsidiaries represented the fund advanced to subsidiaries or expenses paid by subsidiaries on behalf of parent company. Due from (to) subsidiaries is interest free and due on demand. The Company and its subsidiaries were included in the accompanying consolidated financial statements where the inter-company balances and transactions were eliminated upon consolidation.

Initial Public Offering

Pursuant to a registration statement filed with the SEC and declared effective by the SEC on November 13, 2018, the Company completed the first closing of its IPO on December 26, 2018. A total of 1,241,459 ordinary shares were sold at a price of $5 per share to the public at the first closing. The Company received a total of $6,207,295 in gross proceeds from its first closing of its IPO. In connection with this public offering, the Company incurred direct offering costs of $2,103,816, which included audit, legal, consulting, commission, and other expenses. Per ASC 505, the Company classified these direct offering costs in the equity section to offset additional paid in capital.

On January 4, 2019, the Company completed the second closing of its IPO. A total of 19,361 additional ordinary shares were issued at a price of $5 per share. The total proceeds of this second closing were $96,805. There was a total of $26,399 direct cost in connection with the second closing.

Regulation S Offering

On August 20, 2020, the Board of Directors of MDJM Ltd approved to offer and sell an aggregate of 34,396 ordinary shares at $3.3 per share in reliance on the exemption under Rule 902 of Regulation S promulgated under the Securities Act of 1933, as amended (“Regulation S”). The proceeds are intended for working capital and general corporate purposes. The offering was closed on August 20, 2020 and the Company received gross proceeds of $113,507.